RELATED PARTIES TRANSACTIONS	3 Months Ended
Mar. 31, 2020
Notes to Financial Statements
RELATED PARTIES TRANSACTIONS

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed. Details of transactions between the Company and other related parties, in addition to those transactions disclosed elsewhere in these consolidated financial statements, are described below. All related party transactions were in the ordinary course of business and were measured at their exchange amounts.

b)	Compensation of Key Management Personnel

The Company incurred management fees for services provided by key management personnel for the three months ended March 31, 2020 and 2019 as described below.

	March 31, 2020	March 31, 2019
Management Fees	$64,520	$43,917
Stock-based Compensation	—	30,000
	$64,520	$73,917